Allowance for credit losses - Troubled debt restructuring according to their accruing status (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable
Troubled debt restructurings	$ 1,656,822	$ 1,668,368
TDR
Financing Receivable
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	102,790	113,309
Non-Accruing
Financing Receivable
Troubled debt restructurings	187,856	273,830
Accruing
Financing Receivable
Troubled debt restructurings	1,468,966	1,394,538
Construction
Financing Receivable
Troubled debt restructurings	0	21,497
Construction | TDR
Financing Receivable
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	0	4,397
Construction | Non-Accruing
Financing Receivable
Troubled debt restructurings	0	21,497
Construction | Accruing
Financing Receivable
Troubled debt restructurings	0	0
Mortgages
Financing Receivable
Troubled debt restructurings	1,255,713	1,195,965
Mortgages | TDR
Financing Receivable
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	61,888	71,018
Mortgages | Non-Accruing
Financing Receivable
Troubled debt restructurings	112,509	135,772
Mortgages | Accruing
Financing Receivable
Troubled debt restructurings	1,143,204	1,060,193
Commercial
Financing Receivable
Troubled debt restructurings	326,088	362,797
Commercial | TDR
Financing Receivable
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	24,736	15,236
Commercial | Non-Accruing
Financing Receivable
Troubled debt restructurings	64,744	103,551
Commercial | Accruing
Financing Receivable
Troubled debt restructurings	261,344	259,246
Leasing
Financing Receivable
Troubled debt restructurings	372	610
Leasing | TDR
Financing Receivable
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	42	150
Leasing | Non-Accruing
Financing Receivable
Troubled debt restructurings	47	218
Leasing | Accruing
Financing Receivable
Troubled debt restructurings	325	392
Consumer
Financing Receivable
Troubled debt restructurings	74,649	87,499
Consumer | TDR
Financing Receivable
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	16,124	22,508
Consumer | Non-Accruing
Financing Receivable
Troubled debt restructurings	10,556	12,792
Consumer | Accruing
Financing Receivable
Troubled debt restructurings	$ 64,093	$ 74,707